OPERATING LEASE - Components of operating lease expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING LEASE
Operating lease costs	¥ 10,461	¥ 12,907	¥ 18,472
Expenses for short-term lease within 12 months	968	1,266	1,155
Total lease cost	¥ 11,429	¥ 14,173	¥ 19,627